Cover Cover	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 24, 2024
Entity Registrant Name	Fortive Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37654
Entity Tax Identification Number	47-5654583
Entity Address, Address Line One	6920 Seaway Blvd
Entity Address, City or Town	Everett,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98203
City Area Code	425
Local Phone Number	446-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FTV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001659166
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FTV
Security Exchange Name	NYSE
Euro-Denominated Senior Notes, 3 Point 7 Percent, Due 2026
Cover [Abstract]
Title of 12(b) Security	3.700% Notes due 2026
Trading Symbol	FTV26A
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	3.700% Notes due 2026
Trading Symbol	FTV26A
Security Exchange Name	NYSE
Euro-Denominated Senior Notes, 3 Point 7 Percent, Due 2029
Cover [Abstract]
Title of 12(b) Security	3.700% Notes due 2029
Trading Symbol	FTV29
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	3.700% Notes due 2029
Trading Symbol	FTV29
Security Exchange Name	NYSE